UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Rayliant Wilshire NxtGen Emerging Markets Equity ETF

Ticker: RWEM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the Rayliant Wilshire NxtGen Emerging Markets Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funds.rayliant.com/rwem/. You can also request this information by contacting us at 866-898-1688.This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$37	0.72%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,613,774	248	$183,056	113%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	4.9%
Peru	0.9%
Saudi Arabia	1.0%
Colombia	1.0%
Indonesia	1.2%
Mexico	1.7%
Poland	2.2%
Brazil	3.3%
South Africa	3.4%
India	12.3%
South Korea	16.8%
Taiwan	23.2%
China	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	10.7%
Tencent Holdings	2.8%
MediaTek	2.6%
Samsung Electronics	2.2%
SK hynix	1.8%
NetEase	1.8%
Kia	1.6%
Agricultural Bank of China, Cl H	1.5%
HCL Technologies	1.3%
Alibaba Group Holding	1.2%

Material Fund Changes

Effective April 10, 2026, the Fund will change it's name to Rayliant NxtGen Multifactor Emerging Markets Equity ETF.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rwem/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWEM-SAR-2026

The Advisors' Inner Circle Fund III

Rayliant Wilshire NxtGen US Large Cap Equity ETF

Ticker: RWLC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the Rayliant Wilshire NxtGen US Large Cap Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funds.rayliant.com/rwlc/. You can also request this information by contacting us at 866-898-1688.This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$28	0.57%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$81,540,568	93	$176,887	117%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Warrant	0.0%
Real Estate	0.1%
Materials	0.8%
Energy	4.5%
Consumer Staples	6.1%
Industrials	7.2%
Consumer Discretionary	10.2%
Communication Services	11.0%
Health Care	11.3%
Financials	11.8%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	8.6%
NVIDIA	6.2%
Microsoft	3.9%
Amazon.com	3.0%
Meta Platforms, Cl A	2.8%
KLA	2.8%
Lam Research	2.7%
Gilead Sciences	2.6%
Alphabet, Cl C	2.6%
Alphabet, Cl A	2.5%

Material Fund Changes

Effective April 10, 2026, the Fund will change it's name to Rayliant NxtGen Multifactor US Equity ETF.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rwlc/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWLC-SAR-2026

The Advisors' Inner Circle Fund III

Rayliant SMDAM Japan Equity ETF

Ticker: RAYJ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$36	0.72%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,546,336	31	$-	36%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	1.6%
Consumer Staples	2.7%
Health Care	3.3%
Real Estate	3.4%
Materials	6.2%
Financials	7.5%
Information Technology	13.2%
Consumer Discretionary	30.6%
Industrials	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Mitsubishi UFJ Financial Group	5.9%
Fujikura	5.5%
Food & Life	4.8%
Toyota Motor	4.8%
Resonac Holdings	4.7%
Toyota Tsusho	4.2%
Asics	4.0%
Fast Retailing	3.9%
Ryohin Keikaku	3.8%
Kawasaki Heavy Industries	3.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayj

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RAYJ-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Advisors' Inner Circle Fund III

RAYLIANT

Rayliant Wilshire NxtGen Emerging Markets Equity ETF

Rayliant Wilshire NxtGen US Large Cap Equity ETF

Rayliant SMDAM Japan Equity ETF

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2026

Investment Adviser:

Rayliant Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2026 (UNAUDITED)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements	30
Other Information (Form N-CSRS Items 8-11)	57

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.0%

	Shares	Value
BRAZIL — 3.0%
Communication Services — 0.4%
TIM	54,400	$285,858
Financials — 1.4%
Banco do Brasil	68,000	300,286
BB Seguridade Participacoes	43,700	291,559
Itau Unibanco Holding	38,391	315,615
Porto Seguro	13,900	134,157
		1,041,617
Materials — 0.7%
Vale	30,500	481,685
Utilities — 0.5%
CPFL Energia	14,600	136,132
Neoenergia	42,200	269,591
		405,723
		2,214,883
CHILE — 0.5%
Consumer Staples — 0.2%
Cencosud	49,101	132,982
Industrials — 0.1%
Quinenco	19,171	88,596
Materials — 0.2%
Empresas CMPC	85,837	115,833
		337,411
CHINA — 27.1%
Communication Services — 6.2%
Baidu, Cl A *	3,100	41,794
China Tower, Cl H	315,500	429,777
Hello Group ADR	10,308	59,374
Kingnet Network, Cl A	7,900	20,245
Kingsoft	35,600	102,075
Kuaishou Technology, Cl B	31,700	182,432
Meitu	109,000	59,643
NetEase	60,600	1,317,862
NetEase Cloud Music *	4,100	67,460
Tencent Holdings	34,400	2,123,619
Tencent Music Entertainment Group	12,300	58,329
XD	21,600	166,542
		4,629,152
Consumer Discretionary — 4.6%
Alibaba Group Holding	61,100	927,387
ANTA Sports Products	3,200	30,897

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Consumer Discretionary (continued)
Atour Lifestyle Holdings ADR	6,845	$251,964
BYD, Cl H	30,500	411,584
Fuyao Glass Industry Group, Cl H	7,600	56,853
H World Group	130,800	652,315
Hisense Home Appliances Group, Cl H	50,000	127,229
Hisense Visual Technology, Cl A	5,400	17,482
JD.com, Cl A	14,100	203,582
PDD Holdings ADR *	2,438	249,115
Vipshop Holdings ADR	29,200	459,024
VOYAH Automobile Technology, Cl H *	54,625	35,673
Zhejiang Cfmoto Power, Cl A	700	23,169
		3,446,274
Consumer Staples — 0.4%
Eastroc Beverage Group, Cl A	2,100	62,413
Fujian Wanchen Food Group, Cl A	800	21,139
Ping An Healthcare and Technology *	70,000	102,854
Uni-President China Holdings	86,000	86,327
Want Want China Holdings	51,000	29,988
		302,721
Energy — 0.3%
PetroChina, Cl H	176,000	241,320
Financials — 7.4%
Agricultural Bank of China, Cl A	289,000	280,351
Agricultural Bank of China, Cl H	1,534,000	1,089,817
Bank of China, Cl A	198,200	168,450
Bank of China, Cl H	736,000	466,560
Bank of Communications, Cl A	94,100	95,371
Bank of Communications, Cl H	918,000	824,305
Bank of Shanghai, Cl A	58,700	84,225
China CITIC Bank, Cl H	477,000	480,638
China Construction Bank, Cl A	43,500	60,778
China Everbright Bank, Cl H	230,000	89,182
China Minsheng Banking, Cl H	494,000	231,242
China Reinsurance Group, Cl H	464,000	86,998
China Taiping Insurance Holdings	103,400	270,099
Chongqing Rural Commercial Bank, Cl H	164,000	142,032
Far East Horizon	172,000	154,445
FinVolution Group ADR	10,705	51,277
LexinFintech Holdings ADR	9,641	21,017
PICC Property & Casualty, Cl H	460,000	836,662

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Financials (continued)
Postal Savings Bank of China, Cl A	136,000	$101,015
		5,534,464
Health Care — 1.9%
China Resources Pharmaceutical Group	136,000	100,263
CSPC Pharmaceutical Group	82,000	95,176
Haisco Pharmaceutical Group, Cl A	4,700	36,937
Hansoh Pharmaceutical Group	78,000	352,981
Shanghai Allist Pharmaceuticals, Cl A	1,800	25,019
Sino Biopharmaceutical	659,000	495,078
Sinopharm Group, Cl H	100,400	258,677
Tianjin Pharmaceutical Da Re Tang Group, Cl A	3,200	18,950
		1,383,081
Industrials — 2.3%
AviChina Industry & Technology, Cl H	198,000	83,845
China Communications Services, Cl H	182,000	97,962
China Merchants Port Holdings	88,000	164,322
China Railway Group, Cl H	299,000	154,073
China State Construction Engineering, Cl A	171,500	124,403
China State Construction International Holdings	142,000	150,871
CITIC	321,000	483,944
Fosun International	160,000	84,488
Sinopec Engineering Group, Cl H	105,500	79,123
Sinotruk Hong Kong	14,500	71,721
Xiamen C & D, Cl A	11,800	15,171
Yutong Bus, Cl A	9,400	48,805
ZCZL Industrial Technology Group	6,600	19,485
Zhejiang Expressway, Cl H	122,000	111,727
		1,689,940
Information Technology — 1.1%
Kingboard Holdings	45,000	188,605
Xiaomi, Cl B *	123,200	499,073
ZTE, Cl H	57,000	158,491
		846,169
Materials — 2.0%
Baoshan Iron & Steel, Cl A	91,000	84,456
China Hongqiao Group	151,500	671,684
China National Building Material, Cl H	258,000	156,639
China Nonferrous Mining	28,000	41,035
Jiangxi Copper, Cl H	81,000	352,299
Shandong Gold Mining, Cl H	37,750	155,715

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Materials (continued)
Shandong Nanshan Aluminum, Cl A	47,100	$41,803
		1,503,631
Real Estate — 0.2%
China Resources Mixc Lifestyle Services	7,600	45,599
Greentown China Holdings	69,500	77,387
		122,986
Utilities — 0.7%
Beijing Enterprises Holdings	35,500	135,386
Guangdong Investment	196,000	195,495
Kunlun Energy	248,000	226,484
		557,365
		20,257,103
COLOMBIA — 0.3%
Energy — 0.3%
Ecopetrol	246,139	188,380
CZECH REPUBLIC — 0.2%
Financials — 0.2%
Komercni Banka	3,112	157,487
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank - Egypt (CIB)	97,823	216,867
GREECE — 0.9%
Communication Services — 0.3%
Hellenic Telecommunications Organization	10,712	201,429
Consumer Discretionary — 0.5%
Allwyn	12,678	191,214
JUMBO	8,460	214,254
		405,468

Industrials — 0.1%
Athens International Airport	5,566	67,338
		674,235
HONG KONG — 0.2%
Information Technology — 0.2%
Kingboard Laminates Holdings	68,000	166,006
HUNGARY — 0.7%
Communication Services — 0.2%
Magyar Telekom Telecommunications	22,133	136,365

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
HUNGARY (continued)
Energy — 0.4%
MOL Hungarian Oil & Gas	25,053	$295,706
Health Care — 0.1%
Richter Gedeon Nyrt	3,222	113,821
		545,892
INDIA — 12.3%
Communication Services — 0.4%
Bharti Airtel	9,431	177,228
Bharti Hexacom	5,555	88,360
		265,588
Consumer Discretionary — 1.0%
Bosch	303	91,828
Hero MotoCorp	5,279	281,791
Page Industries	411	137,688
Tata Motors Passenger Vehicles Limited	70,181	219,166
		730,473
Consumer Staples — 1.9%
Britannia Industries	7,823	447,282
Colgate-Palmolive India	10,135	191,130
ITC	17,933	54,395
Marico	35,653	276,639
Nestle India	14,194	175,808
Procter & Gamble Hygiene & Health Care	724	71,164
United Spirits	17,626	226,493
		1,442,911
Energy — 1.9%
Bharat Petroleum	128,579	380,929
Hindustan Petroleum	71,749	253,716
Indian Oil	116,959	166,963
Oil & Natural Gas	182,601	548,003
Petronet LNG	33,253	87,104
		1,436,715
Financials — 1.4%
Canara Bank	143,268	186,470
General Insurance Corp of India	23,348	89,344
Life Insurance Corp of India	16,684	127,643
Max Financial Services *	17,714	278,404
Muthoot Finance	6,540	217,895

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
INDIA (continued)
Financials (continued)
SBI Cards & Payment Services	22,862	$153,166
		1,052,922
Health Care — 2.4%
Abbott India	406	110,929
Alkem Laboratories	2,811	157,045
Cipla	25,427	328,183
GlaxoSmithKline Pharmaceuticals	3,066	73,798
Glenmark Pharmaceuticals	3,875	87,089
Sun Pharmaceutical Industries	29,980	555,420
Torrent Pharmaceuticals	7,051	313,727
Zydus Lifesciences	18,940	173,967
		1,800,158
Industrials — 0.2%
3M India	195	61,924
AIA Engineering	2,209	84,695
		146,619
Information Technology — 1.6%
HCL Technologies	70,061	990,986
Infosys	2,347	30,946
Tata Consultancy Services	7,900	196,474
		1,218,406
Materials — 0.8%
Coromandel International	9,069	182,606
JK Cement	3,214	172,139
Pidilite Industries	19,343	262,057
		616,802
Real Estate — 0.3%
Embassy Office Parks REIT ‡	42,957	190,349
Utilities — 0.4%
Power Grid Corp of India	70,261	219,342
Torrent Power	5,522	76,022
		295,364
		9,196,307
INDONESIA — 1.2%
Consumer Staples — 0.2%
Indofood Sukses Makmur	335,100	125,210
Energy — 0.3%
United Tractors	109,200	199,515
Industrials — 0.6%
Astra International	1,150,900	423,262

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
INDONESIA (continued)
Materials — 0.1%
Aneka Tambang	562,700	$115,888
		863,875
MEXICO — 1.7%
Consumer Staples — 0.3%
Kimberly-Clark de Mexico, Cl A	113,400	266,757
Industrials — 0.7%
Grupo Aeroportuario del Pacifico, Cl B	20,395	499,014
Materials — 0.7%
Fresnillo	12,335	537,436
		1,303,207
PERU — 0.9%
Financials — 0.9%
Credicorp	1,744	591,530
Intercorp Financial Services	2,296	115,259
		706,789
PHILIPPINES — 0.3%
Utilities — 0.3%
Manila Electric	22,290	226,569
POLAND — 2.2%
Energy — 0.6%
ORLEN	13,163	474,328
Financials — 0.9%
Powszechny Zaklad Ubezpieczen	37,665	647,207
Information Technology — 0.2%
Asseco Poland	3,038	138,045
Utilities — 0.5%
PGE Polska Grupa Energetyczna *	65,334	184,538
Tauron Polska Energia *	78,043	214,887
		399,425
		1,659,005
QATAR — 0.2%
Energy — 0.2%
Qatar Fuel QSC	45,034	179,097
RUSSIA — 0.0%
Energy — 0.0%
Gazprom Neft PJSC *(A)	111,970	–
Materials — 0.0%
Novolipetsk Steel PJSC *(A)	98,630	–

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
RUSSIA (continued)
Materials (continued)
PhosAgro PJSC GDR *(A)	22,934	$–
Severstal PAO *(A)	11,625	–
		–
		–
SAUDI ARABIA — 1.0%
Communication Services — 0.3%
Saudi Telecom	22,307	252,637
Consumer Discretionary — 0.2%
Jarir Marketing	43,200	162,550
Materials — 0.3%
SABIC Agri-Nutrients	5,146	198,841
Utilities — 0.2%
Saudi Energy	25,788	116,344
		730,372
SOUTH AFRICA — 3.4%
Consumer Discretionary — 0.3%
Naspers, Cl N	3,968	199,811
Consumer Staples — 0.2%
Clicks Group	9,033	152,750
Financials — 2.9%
Capitec Bank Holdings	1,151	277,191
Discovery	15,796	229,131
Investec	18,982	141,454
Old Mutual	343,495	276,923
OUTsurance Group	63,411	257,830
Remgro	34,426	379,184
Sanlam	117,277	609,628
		2,171,341
		2,523,902
SOUTH KOREA — 16.0%
Communication Services — 1.1%
KT ADR *	15,164	325,268
LG Uplus	15,841	160,618
SK Telecom	7,232	360,738
		846,624
Consumer Discretionary — 2.3%
Coway *	3,820	180,070
Kia	12,570	1,191,633

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
SOUTH KOREA (continued)
Consumer Discretionary (continued)
LG Electronics	4,414	$304,324
		1,676,027
Energy — 0.7%
HD Hyundai	3,123	487,315
Financials — 3.5%
DB Insurance	2,779	297,196
Industrial Bank of Korea	16,278	226,902
Mirae Asset Securities	8,288	333,330
NH Investment & Securities	8,504	164,345
Samsung Card	2,440	84,591
Samsung Fire & Marine Insurance	1,133	325,849
Samsung Securities	4,546	274,247
Woori Financial Group	42,738	894,299
		2,600,759
Industrials — 3.7%
Doosan	484	324,215
Hanwha	2,381	166,490
HD Hyundai Heavy Industries	1,083	328,793
HD Korea Shipbuilding & Offshore Engineering	1,182	265,471
Hyosung Heavy Industries	343	550,000
Hyundai Engineering & Construction	4,615	428,160
Hyundai Glovis	2,345	317,689
LG	2,299	124,282
Samsung E&A	11,985	279,349
		2,784,449
Information Technology — 4.1%
Samsung Electronics	15,240	1,663,649
SK hynix	2,609	1,374,637
		3,038,286
Utilities — 0.6%
Korea Electric Power	17,330	471,253
		11,904,713
TAIWAN — 23.2%
Communication Services — 0.5%
International Games System	17,000	400,407
Consumer Discretionary — 0.4%
Cheng Shin Rubber Industry	140,000	136,190

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)

TAIWAN (continued)	Shares	Value
Consumer Discretionary (continued)
Pou Chen	187,000	$165,533
		301,723
Industrials — 0.4%
United Integrated Services	12,000	308,164
Information Technology — 21.6%
Asia Vital Components	7,000	435,721
Asustek Computer	26,000	446,481
Catcher Technology	42,000	246,981
Chicony Electronics	50,000	186,894
Compal Electronics	286,000	241,092
Delta Electronics	21,000	906,475
Elite Material	1,000	81,326
eMemory Technology	5,000	411,323
Global Unichip	2,000	135,439
Innolux	516,000	384,942
Lite-On Technology	105,000	461,448
MediaTek	41,000	1,910,854
Novatek Microelectronics	41,000	486,691
Pegatron	136,000	324,154
Realtek Semiconductor	31,000	463,497
Synnex Technology International	97,000	229,984
Taiwan Semiconductor Manufacturing	145,000	7,982,484
Tripod Technology	34,000	359,994
Wistron	36,000	137,942
WPG Holdings	103,000	283,516
		16,117,238
Materials — 0.3%
Asia Cement	163,000	176,919
		17,304,451
THAILAND — 0.9%
Financials — 0.9%
Kasikornbank	34,200	198,066
Krung Thai Bank	236,800	251,304
TMBThanachart Bank	2,932,600	204,517
		653,887
TURKEY — 0.2%
Industrials — 0.2%
KOC Holding	36,086	158,039

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)

UNITED ARAB EMIRATES — 0.3%	Shares	Value
Consumer Discretionary — 0.3%
Abu Dhabi National Oil for Distribution PJSC	218,324	$225,260
UNITED SATES — 0.0%
Health Care — 0.0%
BeOne Medicines, Cl A *	400	13,528
TOTAL COMMON STOCK
(Cost $68,377,647)		72,407,265

PREFERRED STOCK†† — 2.0%

BRAZIL — 0.3%
Materials — 0.3%
Gerdau (B)	64,900	235,640
CHILE — 0.2%
Consumer Staples — 0.2%
Embotelladora Andina (B)	27,741	116,281
COLOMBIA — 0.7%
Financials — 0.7%
Grupo Cibest (B)	29,552	545,240
SOUTH KOREA — 0.8%
Consumer Discretionary — 0.8%
Hyundai Motor (B)	3,770	568,923
TOTAL PREFERRED STOCK
(Cost $1,283,526)		1,466,084
TOTAL INVESTMENTS— 99.0%
(Cost $69,661,173)		$73,873,349

Percentages are based on Net Assets of $74,613,774.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

The following is a summary of the inputs used as of March 31, 2026 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$2,214,883	$—	$—		$2,214,883
Chile	337,411	—	—		337,411
China	20,257,103	—	—		20,257,103
Colombia	188,380	—	—		188,380
Czech Republic	157,487	—	—		157,487
Egypt	216,867	—	—		216,867
Greece	674,235	—	—		674,235
Hong Kong	166,006	—	—		166,006
Hungary	545,892	—	—		545,892
India	9,196,307	—	—		9,196,307
Indonesia	863,875	—	—		863,875
Mexico	1,303,207	—	—		1,303,207
Peru	706,789	—	—		706,789
Philippines	226,569	—	—		226,569
Poland	1,659,005	—	—		1,659,005
Qatar	179,097	—	—		179,097
Russia‡	—	—	—	^	—	^
Saudi Arabia	730,372	—	—		730,372
South Africa	2,523,902	—	—		2,523,902
South Korea	11,904,713	—	—		11,904,713
Taiwan	17,304,451	—	—		17,304,451
Thailand	402,583	251,304	—		653,887
Turkey	158,039	—	—		158,039
United Arab Emirates	225,260	—	—		225,260
United Sates	13,528	—	—		13,528
Total Common Stock	72,155,961	251,304	—	^	72,407,265
Preferred Stock
Brazil	235,640	—	—		235,640
Chile	116,281	—	—		116,281
Colombia	—	545,240	—		545,240
South Korea	568,923	—	—		568,923
Total Preferred Stock	920,844	545,240	—		1,466,084
Total Investments in Securities	$73,076,805	$796,544	$—	^	$73,873,349

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

‡	For the period ended March 31, 2026, there were no transfers into/out of Level 3. As of March 31, 2026, the unrealized appreciation/(depreciation) on these investments was $(1,352,976). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until March 31, 2026, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility of the market.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN EMERGING MARKETS EQUITY ETF MARCH 31, 2026 (UNAUDITED)

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN US LARGE CAP EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.3%

	Shares	Value
UNITED STATES — 99.3%
Communication Services — 11.0%
Alphabet, Cl A	7,120	$2,047,427
Alphabet, Cl C	7,398	2,122,190
AT&T	6,514	188,841
Electronic Arts	3,261	664,820
Fox, Cl A	2,988	174,499
Fox, Cl B	1,940	103,014
Meta Platforms, Cl A	3,937	2,252,476
Netflix *	9,612	924,194
ROBLOX, Cl A *	8,626	487,887
		8,965,348
Consumer Discretionary — 10.2%
Amazon.com *	11,846	2,467,166
AutoZone *	251	847,823
Booking Holdings	318	1,338,882
eBay	6,625	603,007
General Motors	13,520	1,007,240
Home Depot	905	297,646
Lowe's	1,399	330,556
NVR *	33	217,464
O'Reilly Automotive *	11,290	1,042,180
Tesla *	484	179,927
		8,331,891
Consumer Staples — 6.1%
Altria Group	25,138	1,658,857
Colgate-Palmolive	3,895	331,971
Kroger	9,486	686,407
Philip Morris International	10,078	1,666,296
Tyson Foods, Cl A	1,886	120,836
Walmart	3,858	479,472
		4,943,839
Energy — 4.5%
Cheniere Energy	1,594	452,314
EOG Resources	2,306	333,378
Exxon Mobil	10,341	1,754,454
Williams	15,334	1,116,009
		3,656,155
Financials — 11.8%
Allstate	3,795	786,855
American International Group	7,982	600,646
Bank of New York Mellon	10,122	1,200,773
Citigroup	2,252	255,399

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN US LARGE CAP EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Financials (continued)
CME Group, Cl A	246	$72,656
Hartford Insurance Group	4,037	545,924
Interactive Brokers Group, Cl A	5,627	377,403
Marsh & McLennan	2,425	420,616
Mastercard, Cl A	3,601	1,799,276
MetLife	2,246	158,837
MSCI, Cl A	1,097	591,294
Progressive	6,239	1,236,819
Robinhood Markets, Cl A *	6,960	482,328
Synchrony Financial	5,359	364,519
Travelers	1,411	411,560
W R Berkley	4,303	285,203
		9,590,108
Health Care — 11.3%
AbbVie	3,932	855,171
Alnylam Pharmaceuticals *	1,826	604,168
Bristol-Myers Squibb	8,054	488,475
Cardinal Health	3,435	725,850
Cencora	2,662	836,241
Eli Lilly	375	344,914
Gilead Sciences	15,489	2,158,702
Johnson & Johnson	7,373	1,802,256
Merck	923	111,027
Veeva Systems, Cl A *	2,277	399,978
Vertex Pharmaceuticals *	2,020	902,011
		9,228,793
Industrials — 7.2%
3M	7,078	1,027,938
Broadridge Financial Solutions	1,519	246,807
GE Vernova	1,554	1,356,487
General Electric	5,540	1,572,086
Republic Services, Cl A	2,953	646,766
RTX	1,327	255,978
Uber Technologies *	4,263	306,637
Union Pacific	605	146,785
Verisk Analytics, Cl A	1,105	209,674
Waste Management	548	125,925
		5,895,083
Information Technology — 36.3%
Apple	27,471	6,971,865
AppLovin, Cl A *	360	143,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN US LARGE CAP EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Arista Networks *	2,337	$286,937
Atlassian, Cl A *	2,661	181,613
Autodesk *	3,252	778,529
Broadcom	1,873	579,712
Cisco Systems	3,737	289,954
Datadog, Cl A *	619	73,073
Fair Isaac *	147	156,928
Fortinet *	3,390	277,031
HubSpot *	679	165,744
International Business Machines	5,154	1,249,278
KLA	1,523	2,242,480
Lam Research	10,149	2,168,435
Microsoft	8,691	3,217,147
Motorola Solutions	1,328	576,312
NetApp	2,902	297,136
NVIDIA	29,022	5,061,437
Palantir Technologies, Cl A *	6,280	918,638
QUALCOMM	3,993	514,219
Seagate Technology Holdings	3,018	1,182,332
ServiceNow *	5,745	600,640
VeriSign	1,379	342,489
Western Digital	4,944	1,337,303
		29,612,512
Materials — 0.8%
Corteva	7,672	642,223
Real Estate — 0.1%
Simon Property Group ‡	408	76,104
		80,942,056
TOTAL COMMON STOCK
(Cost $78,420,823)		80,942,056

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE NXTGEN US LARGE CAP EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
WARRANTS — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 03/31/2040 (A)	202	$–

TOTAL WARRANTS
(Cost $—)		–

TOTAL INVESTMENTS— 99.3%
(Cost $78,420,823)		$80,942,056

Percentages are based on Net Assets of $81,540,568.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

The following is a summary of the inputs used as of March 31, 2026 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
United States	$80,942,056	$—	$—		$80,942,056
Total Common Stock	80,942,056	—	—		80,942,056
Warrants
Canada	—	—	—	^	—	^
Total Warrants	—	—	—	^	—	^
Total Investments in Securities	$80,942,056	$—	$—	^	$80,942,056

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “ —” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.2%
	Shares	Value
JAPAN — 99.2%
Communication Services — 1.6%
Internet Initiative Japan	22,791	$350,625
		350,625
Consumer Discretionary — 30.6%
Asics	33,138	865,683
Fast Retailing	2,162	837,539
Food & Life	17,851	1,040,158
Resorttrust	29,923	326,428
Ryohin Keikaku	39,195	821,398
Sanrio	88,300	543,487
Seiren	23,482	455,352
Sony Group	33,586	677,462
Toyota Motor	52,023	1,033,985
		6,601,492
Consumer Staples — 2.7%
Ariake Japan	6,420	225,985
Kao	8,904	345,772
		571,757
Financials — 7.5%
Mitsubishi UFJ Financial Group	78,164	1,277,430
Premium Group	32,244	337,864
		1,615,294
Health Care — 3.3%
Chugai Pharmaceutical	13,300	719,884
		719,884
Industrials — 30.7%
Daifuku	22,675	772,794
Ebara	24,420	652,981
Fujikura	46,314	1,190,674
Hitachi	28,931	811,792
Kawasaki Heavy Industries	44,800	815,800
Kinden	17,381	761,709
Mitsubishi Electric	21,900	686,638
Toyota Tsusho	24,360	911,069
		6,603,457
Information Technology — 13.2%
Disco	1,574	605,895
Kioxia Holdings *	4,300	515,708
Maruwa	1,940	643,862
NEC	28,402	686,618

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
JAPAN (continued)
Information Technology (continued)
Simplex Holdings	77,063	$388,003
		2,840,086
Materials — 6.2%
Osaka Soda	29,859	320,380
Resonac Holdings	16,582	1,021,666
		1,342,046
Real Estate — 3.4%
Mitsui Fudosan	70,176	730,256
		730,256
TOTAL COMMON STOCK
(Cost $18,778,307)		21,374,897

TOTAL INVESTMENTS— 99.2%
(Cost $18,778,307)		$21,374,897

Percentages are based on Net Assets of $21,546,336.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILIITES

	Rayliant Wilshire NxtGen Emerging Markets Equity ETF	Rayliant Wilshire NxtGen US Large Cap Equity ETF	Rayliant SMDAM Japan Equity ETF
Assets:
Investments, at Value (Cost $69,661,173, $78,420,823 and $18,778,307)	$73,873,349	$80,942,056	$21,374,897
Foreign Currency, at Value (Cost $64,493, $3,280 and $4,046)	63,523	3,316	4,046
Cash	451,886	414,587	74,228
Dividend and Interest Receivable	250,399	62,039	111,202
Receivable from Investment Adviser	66,530	63,460	8,543
Reclaim Receivable(1)	17,874	98,038	–
Receivable for Capital Shares Sold	–	–	25
Other Prepaid Expenses	12,418	8,274	5,870
Total Assets	74,735,979	81,591,770	21,578,811

Liabilities:
Custody Fees Payable	52,430	16,426	14,454
Payable for Capital Shares Redeemed	43,800	17,000	–
Printing Fees Payable	9,114	11,560	3,235
Payable for Foreign Capital Gains Tax	8,951	–	–
Chief Compliance Officer Fees Payable	3,119	3,731	659
Unrealized Loss on Foreign Currency Spot Contracts	224	–	19
Professional Fees Payable	–	–	11,887
Other Accrued Expenses and Other Payables	4,567	2,485	2,221
Total Liabilities	122,205	51,202	32,475
Commitments and Contingencies†
Net Assets	$74,613,774	$81,540,568	$21,546,336

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILIITES (CONTINUED)

	Rayliant Wilshire NxtGen Emerging Markets Equity ETF	Rayliant Wilshire NxtGen US Large Cap Equity ETF	Rayliant SMDAM Japan Equity ETF
Net Assets Consist of:
Paid-in Capital	$60,247,074	$73,451,827	$18,762,442
Total Distributable Earnings	14,366,700	8,088,741	2,783,894
Net Assets	$74,613,774	$81,540,568	$21,546,336
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	2,550,000	2,550,000	650,000
Net Asset Value, Offering and Redemption Price Per Share	$29.26	$31.98	$33.15

(1)	See Note 2 in the Notes to Financial Statements.

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
FOR THE SIX MONTHS ENDED
MARCH 31, 2026
(UNAUDITED)

STATEMENTS OF OPERATIONS

	Rayliant Wilshire NxtGen Emerging Markets Equity ETF	Rayliant Wilshire NxtGen US Large Cap Equity ETF	Rayliant SMDAM Japan Equity ETF
Investment Income:
Dividends	$813,698	$672,472	$162,808
Less: Foreign Taxes Withheld	(144,311)	(6,694)	(24,813)
Total Investment Income	669,387	665,778	137,995

Expenses:
Investment Advisory Fees	238,447	230,459	61,169
Administration Fees	45,507	49,588	45,507
Trustees' Fees	13,399	16,213	2,603
Chief Compliance Officer Fees	3,252	3,864	694
Custodian Fees	55,019	22,021	23,031
Insurance Fees	50,341	38,302	4,105
Professional Fees	47,654	55,377	22,100
Printing Fees	14,276	16,714	3,057
Registration and Filing Fees	4,987	4,987	4,987
Pricing Fees	3,588	2,209	879
Total Expenses	476,470	439,734	168,132

Less:
Waiver of Investment Advisory Fees	(55,391)	(53,572)	(61,169)
Waiver of Administration Fees	(21,699)	(22,517)	–
Waiver of Distribution Fees	(101,715)	(84,465)	–
Waiver - Reimbursement from Adviser	–	–	(38,931)
Net Expenses	297,665	279,180	68,032
Net Investment Income	371,722	386,598	69,963

Net Realized Gain (Loss) on:
Investments(1)	13,255,241	6,739,300	344,501
Capital Gains Tax	(261,900)	–	–
Foreign Currency Transactions	116,127	(6,588)	(4,140)
Net Realized Gain	13,109,468	6,732,712	340,361
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,135,187)	(9,815,955)	(510,027)
Capital Gains Tax	88,203	–	–
Foreign Currency Translation	(8,689)	(1,560)	(323)
Net Change in Unrealized Depreciation	(8,055,673)	(9,817,515)	(510,350)
Net Realized and Unrealized Gain (Loss)	5,053,795	(3,084,803)	(169,989)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,425,517	$(2,698,205)	$(100,026)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
FOR THE SIX MONTHS ENDED
MARCH 31, 2026
(UNAUDITED)

STATEMENTS OF OPERATIONS (CONTINUED)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Income	$371,722	$1,385,255
Net Realized Gain	13,109,468	1,469,180
Net Change in Unrealized Appreciation (Depreciation)	(8,055,673)	5,456,598
Net Increase in Net Assets Resulting From Operations	5,425,517	8,311,033
Distributions:	(1,764,125)	(1,831,800)

Capital Share Transactions:
Issued	3,403	20,584,924
Redeemed	(7,653,838)	(5,151,727)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(7,650,435)	15,433,197
Total Increase (Decrease) in Net Assets	(3,989,043)	21,912,430

Net Assets:
Beginning of Year/Period	78,602,817	56,690,387
End of Year/Period	$74,613,774	$78,602,817

Shares Transactions:
Issued	–	850,000
Redeemed	(250,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(250,000)	650,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN US LARGE CAP EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Income	$386,598	$603,535
Net Realized Gain	6,732,712	14,396,185
Net Change in Unrealized Appreciation (Depreciation)	(9,817,515)	1,510,754
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,698,205)	16,510,474
Distributions:	(13,531,178)	(629,978)
Capital Share Transactions:
Issued	3,406,245	33,025,819
Redeemed	(9,859,173)	(9,927,752)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(6,452,928)	23,098,067
Total Increase (Decrease) in Net Assets	(22,682,311)	38,978,563

Net Assets:
Beginning of Year/Period	104,222,879	65,244,316
End of Year/Period	$81,540,568	$104,222,879

Shares Transactions:
Issued	100,000	975,000
Redeemed	(300,000)	(325,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(200,000)	650,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Income	$69,963	$242,040
Net Realized Gain	340,361	1,002,921
Net Change in Unrealized Depreciation	(510,350)	(700,722)
Net Increase (Decrease) in Net Assets Resulting From Operations	(100,026)	544,239
Distributions:	(266,951)	(257,880)
Capital Share Transactions:
Issued	6,132,125	858,624
Redeemed	–	(19,921,166)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	6,132,125	(19,062,542)
Total Increase (Decrease) in Net Assets	5,765,148	(18,776,183)

Net Assets:
Beginning of Year/Period	15,781,188	34,557,371
End of Year/Period	$21,546,336	$15,781,188

Shares Transactions:
Issued	175,000	25,000
Redeemed	–	(775,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	175,000	(750,000)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$28.07		$26.37	$21.19	$19.68	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.54	0.53	0.56	0.98
Net Realized and Unrealized Gain (Loss)	1.69		2.01	5.02	2.02	(6.20)
Total from Investment Operations	1.83		2.55	5.55	2.58	(5.22)
Dividends and Distributions:
Net Investment Income	(0.64)		(0.85)	(0.37)	(1.07)	(0.10)
Total Dividends and Distributions	(0.64)		(0.85)	(0.37)	(1.07)	(0.10)
Net Asset Value, End of Year/Period	$29.26		$28.07	$26.37	$21.19	$19.68
Total Return‡	6.51%		10.26%	26.44%	13.72%	(20.97)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$74,614		$78,603	$56,690	$37,076	$18,696
Ratio of Expenses to Average Net Assets	0.72	%††	0.88%	0.88%	0.86%	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.15	%††	1.37%	1.46%	1.86%	1.83%††
Ratio of Net Investment Income to Average Net Assets	0.90	%††	2.16%	2.22%	2.71%	5.53%††
Portfolio Turnover Rate	113	%§	238%	205%	367%	295%§

*	Commenced operations on December 15, 2021.
†	Per share data calculated using average shares method.
††	Annualized.
‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
§	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN US LARGE CAP EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$37.90	$31.07	$23.40	$20.38	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.14	0.25	0.28	0.29	0.21
Net Realized and Unrealized Gain (Loss)	(1.18)	6.89	7.80	3.04	(4.83)
Total from Investment Operations	(1.04)	7.14	8.08	3.33	(4.62)
Dividends and Distributions:
Net Investment Income	(0.22)	(0.31)	(0.41)	(0.31)	—
Capital Gains	(4.66)	—	—	—	—
Total Dividends and Distributions	(4.88)	(0.31)	(0.41)	(0.31)	—
Net Asset Value, End of Year/Period	$31.98	$37.90	$31.07	$23.40	$20.38
Total Return‡	(3.32)%	23.18%	34.93%	16.44%	(18.47)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$81,541	$104,223	$65,244	$57,330	$50,947
Ratio of Expenses to Average Net Assets	0.57%††	0.80%	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.90%††	1.12%	1.16%	1.17%	1.05	%††
Ratio of Net Investment Income to Average Net Assets	0.79%††	0.73%	1.04%	1.29%	1.17	%††
Portfolio Turnover Rate	117%§	318%	164%	286%	235	%§

*	Commenced operations on December 15, 2021.

†	Per share data calculated using average shares method.
††	Annualized.

‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025	Period Ended September 30, 2024*
Net Asset Value, Beginning of Year/Period	$33.22		$28.21	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.29	0.09
Net Realized and Unrealized Gain	0.36		4.93	3.12
Total from Investment Operations	0.49		5.22	3.21
Dividends and Distributions:
Net Investment Income	(0.51)		(0.21)	—
Capital Gains	(0.05)		—	—
Total Dividends and Distributions	(0.56)		(0.21)	—
Net Asset Value, End of Year/Period	$33.15		$33.22	$28.21
Total Return‡	1.51%		18.67%	12.84%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$21,546		$15,781	$34,557
Ratio of Expenses to Average Net Assets	0.72	%††	0.72%	0.72	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.79	%††	1.75%	1.67	%††
Ratio of Net Investment Income to Average Net Assets	0.74	%††	1.01%	0.70	%††
Portfolio Turnover Rate	36	%§	41%	15	%§

*	Commenced operations on April 3, 2024.

†	Per share data calculated using average shares method.
††	Annualized.

‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the, the Rayliant Wilshire NxtGen Emerging Markets Equity ETF (formerly, Rayliant Quantamental Emerging Market ex-China Equity ETF), the Rayliant Wilshire NxtGen US Large Cap Equity ETF (formerly, Rayliant Quantitative Developed Market Equity ETF), and the Rayliant SMDAM Japan Equity ETF (the “Funds”). The investment objective of the Rayliant Wilshire NxtGen Emerging Markets Equity ETF is to seek to track the total return performance, before fees and expenses, of the FT Wilshire Emerging Large NxtGen Index. The investment objective of the Rayliant Wilshire NxtGen US Large Cap Equity ETF is to seek to track the total return performance, before fees and expenses, of the FT Wilshire US Large NxtGen Index. The investment objective of the Rayliant SMDAM Japan Equity ETF is to seek long-term capital appreciation. The Rayliant SMDAM Japan Equity ETF is classified as a non-diversified investment company. Rayliant Asset Management serves as the investment adviser (the “Adviser”) to each of the Funds. The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to each of the Funds. The Rayliant Wilshire NxtGen Emerging Markets Equity ETF and the Rayliant Wilshire NxtGen US Large Cap Equity ETF each commenced operations on December 15, 2021. The Rayliant SMDAM Japan Equity ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended March 31, 2026, Rayliant Wilshire NxtGen Emerging Markets Equity ETF has accrued foreign tax in the amount of $8,951, which is presented on the Statements of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeems Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 25,000, 25,000 and 25,000 Shares for Rayliant Wilshire NxtGen Emerging Markets Equity ETF, Rayliant Wilshire NxtGen US Large Cap Equity ETF and Rayliant SMDAM Japan Equity ETF, respectively, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian, and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2026, the Rayliant Wilshire NxtGen Emerging Markets Equity ETF, the Rayliant Wilshire NxtGen US Large Cap Equity ETF and the Rayliant SMDAM Japan Equity ETF incurred $45,507, $49,588 and $45,507 respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended March 31, 2026, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. also serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement & Investment Sub-Advisory Agreement:

Under the terms of an investment advisory agreement, Rayliant Investment Research, doing business as Rayliant Asset Management (the “Adviser”), provides investment advisory services to Rayliant Wilshire NxtGen Emerging Markets Equity ETF, Rayliant Wilshire NxtGen US Large Cap Equity ETF and Rayliant SMDAM Japan Equity ETF at a fee, which is calculated daily and paid monthly at an annual rate of 0.52%, 0.32% and 0.65%, respectively, of the Fund’s average daily net assets. The Rayliant Wilshire NxtGen Emerging Markets Equity ETF and Rayliant Wilshire NxtGen US Large Cap Equity ETF’s advisory fee is a unitary management fee designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, except for advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Prior to December 19, 2025, (i) the Rayliant Wilshire NxtGen Emerging Markets Equity ETF and Rayliant Wilshire NxtGen US Large Cap Equity ETF paid the Adviser a non-unitary management fee of 0.65% based on the average daily net assets of the Fund; and (ii) the Adviser contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual operating expenses of the Rayliant Wilshire NxtGen Emerging Markets Equity ETF and the Rayliant Wilshire NxtGen US Large Cap Equity ETF (excluding certain excluded expenses) from exceeding 0.88% and 0.80%, respectively. The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual operating expenses of the Rayliant SMDAM Japan Equity ETF (excluding any class-specific expenses (including distribution and service (12b-1) fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.72% of the Fund’s average daily net assets until January 31, 2027 (the “contractual expense limit”). The Adviser may receive from the Rayliant SMDAM Japan Equity ETF the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Rayliant SMDAM Japan Equity ETF's investment advisory agreement and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

As of March 31, 2026, the fees previously waived and reimbursed by the Adviser which may be subject to possible future recapture are as follows:

Period	Subject to Repayment until March 31:	Rayliant Wilshire NxtGen Emerging Markets Equity ETF	Rayliant Wilshire NxtGen US Large Cap Equity ETF	Rayliant SMDAM Japan Equity ETF
2024	2027	$251,680	$230,330	$–
2025	2028	282,843	230,330	291,380
2026	2029	241,473	202,956	198,629
		$775,996	$663,616	$490,009

The Adviser entered into an investment sub-advisory agreement, effective as of April 3, 2024, with Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (the “Sub-Adviser”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions regarding which securities to buy and sell for the Rayliant SMDAM Japan Equity ETF in accordance with the investment policies and guidelines of the Fund, subject to the general oversight of the Adviser. After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the SMDAM Japan Equity ETF and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board. For its services, the Sub-Adviser receives an annual fee from the Adviser at an annual rate based on 50% of the net advisory fee received by the Adviser from the Fund, which means that, in the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to the Adviser’s expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

6. Investment Transactions:

For the period ended March 31, 2026, the Rayliant Wilshire NxtGen Emerging Markets Equity ETF made purchases of $93,288,596 and sales of $103,023,822 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $— and in-kind redemptions of $3,613, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $(353).

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

For the period ended March 31, 2026, the Rayliant Wilshire NxtGen US Large Cap Equity ETF made purchases of $118,903,246 and sales of $138,838,518 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $3,623,342 and in-kind redemptions of $9,735,958, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $1,665,159.

For the period ended March 31, 2026, the Rayliant SMDAM Japan Equity ETF made purchases of $12,888,267 and sales of $7,038,490 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $6,095,857 and in-kind redemptions of $—, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $—.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. Book/tax differences may be temporary or permanent.

The permanent differences are primarily attributed to different treatment for gains and losses on REIT adjustments, PFIC adjustments, India capital gains tax, foreign currency transactions, redemptions in-kind, and nondeductible excise tax paid.

At September 30, 2025, the Funds reclassified the following permanent amounts between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions and nondeductible excise tax paid:

	(Accumulated Losses)	Paid-in Capital
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$877	$(877)
Rayliant Wilshire NxtGen US Large Cap Equity ETF	(1,070,688)	1,070,688
Rayliant SMDAM Japan Equity ETF	(548,074)	548,074

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

The tax character of dividends and distributions paid during the year ended September 30, 2025 are as follows:

	Ordinary Income	Total
Rayliant Quantamental China Equity ETF	$785,970	$785,970
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	1,831,800	1,831,800
Rayliant Wilshire NxtGen US Large Cap Equity ETF	629,978	629,978
Rayliant SMDAM Japan Equity ETF	257,880	257,880

As of September 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis for the Funds were as follows:

	Rayliant Quantamental China Equity ETF	Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Undistributed Ordinary Income	$348,501	$1,736,178
Capital Loss Carryforwards	(46,668,152)	(1,931,319)
Unrealized Appreciation	3,985,134	10,900,453
Other Temporary Differences	5	(4)
Distributable Earnings (Accumulated Losses)	$(42,334,512)	$10,705,308

	Rayliant Wilshire NxtGen US Large Cap Equity ETF	Rayliant SMDAM Japan Equity ETF
Undistributed Ordinary Income	$6,899,085	$243,427
Undistributed Long-Term Capital Gains	5,534,503	–
Capital Loss Carryforwards	–	(131,981)
Unrealized Appreciation	11,884,533	3,039,430
Other Temporary Differences	3	(5)
Distributable Earnings	$24,318,124	$3,150,871

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

The funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Rayliant Quantamental China Equity ETF	$44,610,740	$2,057,412	$46,668,152
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	1,931,319	—	1,931,319
Rayliant Wilshire NxtGen US Large Cap Equity ETF	—	—	—
Rayliant SMDAM Japan Equity ETF	50,700	81,281	131,981

During the year ended September 30, 2025, Rayliant Quantamental China Equity ETF, Rayliant Wilshire NxtGen Emerging Markets Equity ETF, Rayliant Wilshire NxtGen US Large Cap Equity ETF and Rayliant SMDAM Japan Equity ETF utilized $2,996,047, $1,697,235, $1,835,322 and $196,513, respectively, in short-term capital loss carryforwards to offset capital gains. During the year ended September 30, 2025, Rayliant Quantamental China Equity ETF utilized $2,020,590 in long-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and PFIC MTM adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Funds at March 31, 2026 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$69,661,173	$11,524,819	$(7,312,643)	$4,212,176
Rayliant Wilshire NxtGen US Large Cap Equity ETF	78,420,823	7,668,548	(5,147,315)	2,521,233
Rayliant SMDAM Japan Equity ETF	18,778,307	3,492,268	(895,678)	2,596,590

8. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each Fund is subject to certain of the principal risks noted below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Active Management Risk (SMDAM Japan Equity ETF) — The Fund is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Derivatives Risk (All Funds) — The Fund’s use of futures and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser’s use of derivatives will be successful in achieving its intended goals.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. The risks of futures include: (i) leverage risk; (ii) correlation risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Swaps. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk, and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes). P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index; or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

Emerging Markets Securities Risk (Wilshire NxtGen Emerging Markets Equity ETF) — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Equity Market Risk (All Funds) — Because the Funds may invest in equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments the Funds make. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Funds. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

ETF Risks (All Funds) — The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Cash Transactions Risk — Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Index-Related Risk - Errors in index data, index computations and/ or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Passive Strategy Risk - The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Quantitative Investing Risk - The Index is constructed by the Index Provider using a rules-based methodology based on quantitative machine learning models developed by Rayliant. Securities selected according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

Tracking Error Risk - While the Fund seeks to replicate the performance of the Index, the Fund’s return may not precisely match the return of the Index. Tracking error may result from, among other things, imperfect correlation between the Fund’s holdings and those of the Index, pricing differences, changes to the Index, regulatory restrictions, legal restrictions, liquidity concerns, transaction costs, operational considerations or timing of cash flows into and out of the Fund.

Trading Risk - Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Foreign Company Risk (Wilshire NxtGen Emerging Markets Equity ETF and SMDAM Japan Equity ETF) — Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Foreign Currency Risk (Wilshire NxtGen Emerging Markets Equity ETF and SMDAM Japan Equity ETF) — As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Geographic Focus Risk (All Funds) — To the extent that it focuses its investments in a particular country or geographic region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Style Risk (SMDAM Japan Equity ETF) — The Adviser’s or the Sub-Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Large Capitalization Risk (Wilshire NxtGen US Large Cap Equity ETF and SMDAM Japan Equity ETF) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (SMDAM Japan Equity ETF) — Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Leverage Risk (SMDAM Japan Equity ETF) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Liquidity Risk (All Funds) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Machine Learning Risk (Wilshire NxtGen Emerging Markets Equity ETF and Wilshire NxtGen US Large Cap Equity ETF) — The Index tracked by the Funds uses machine learning and quantitative models to determine its constituent securities and weightings As a result, the Funds are subject to the following risks:

Cybersecurity and Technology Risk — The Index methodology relies on complex computer systems and technology. Cybersecurity incidents, system failures, or other technological disruptions affecting the Index provider or other third-party service providers could interfere with the calculation or dissemination of the Index and adversely impact the Fund.

Data Quality and Model Risk — The machine-learning models used in the Index methodology depend on the accuracy, completeness, and relevance of historical data. If the data used by the Index contains errors, omissions, or biases, or becomes outdated or less relevant, the Index’s construction and performance may be adversely affected.

Index Methodology and Calculation Risk — The Index relies on the systematic application of quantitative and machine-learning models. Errors in the design, calculation, or ongoing maintenance of the Index, including operational or technological errors, could cause the Index to be calculated incorrectly or differ from its intended methodology, which could negatively affect the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Machine Learning and Quantitative Index Risk — The machine learning and quantitative models used by the Index rely on historical financial, fundamental, and market data and statistical assumptions that may not perform as intended in all market conditions. If the models or assumptions used by the Index do not accurately forecast future market behavior, the Index and the Fund may underperform other investment strategies or market benchmarks.

Market Regime Change Risk — Machine-learning models are developed using historical data and may be less effective during periods of significant market disruption, unusual volatility, or structural changes in markets. In such environments, the Index methodology may not adapt quickly or effectively, which could result in unexpected or unfavorable Index performance.

Management Risk (SMDAM Japan Equity ETF) — The success of the Fund’s strategy is dependent on the Sub-Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. If the Sub-Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Medium Capitalization Companies Risk (SMDAM Japan Equity ETF) — The risk that medium capitalization companies in which the Fund may invest may have greater price volatility, lower trading volume and be more vulnerable to adverse business or economic events than larger, more established companies. In addition, medium capitalization companies may have narrow product lines, smaller shares of their product or service markets and fewer financial resources than large capitalization companies.

Non-Diversification Risk (SMDAM Japan Equity ETF) — The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Participatory Notes Risk (Wilshire NxtGen Emerging Markets Equity ETF) — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Portfolio Turnover Risk (All Funds) — Due to its investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds’ performance.

Preferred Stock Risk (Wilshire NxtGen Emerging Markets Equity ETF and SMDAM Japan Equity ETF) — Preferred stocks in which the Funds may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

REITs Risk (Wilshire NxtGen US Large Cap Equity ETF) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Risk of Investing in China (Wilshire NxtGen Emerging Markets Equity ETF) — Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Risk of Investing in Japan (SMDAM Japan Equity ETF) — The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. China has become an important trading partner with Japan, but the countries’ political relationship has been strained at times. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Sector Focus Risk (All Funds) — Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Funds’ share prices may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

Digital Information and Services Sector Risk — The Fund’s investments are exposed to issuers conducting business in the Digital Information and Services sector. The digital information and services sector includes companies involved in cloud computing, digital media, data analytics, online platforms, and related technologies. These companies are subject to rapid technological change, intense competition, and evolving regulatory environments, including data privacy, cybersecurity, and content moderation laws. They may also face heightened risks related to intellectual property, reliance on third-party infrastructure or digital platforms, and changes in consumer preferences. Additionally, security breaches, system failures, or regulatory investigations could materially affect their business operations and valuations. As a result, investments in this sector may exhibit higher volatility and carry a greater risk of loss compared to investments spread across a broader range of sectors.

Financials Sector Risk — The Fund’s investments are exposed to issuers conducting business in the Financials sector. Performance of companies in the Financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Technology Sector Risk — The Fund’s investments are exposed to issuers conducting business in the Technology sector. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Small and Medium Capitalization Companies Risk (Wilshire NxtGen Emerging Markets Equity ETF) — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Small Capitalization Companies Risk (SMDAM Japan Equity ETF) — The risk that, compared to medium and large capitalization companies, small capitalization companies in which the Fund may invest may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Stock Connect Investing Risk (Wilshire NxtGen Emerging Markets Equity ETF) — Investments in China A shares listed and traded through Stock Connect involve unique risks. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Moreover, further developments to Stock Connect are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

Valuation Risk (All Funds) — The risk that a security may be difficult to value. The Funds may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

9. Other:

At March 31, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

12. Subsequent Events:

Effective April 10, 2026, Rayliant Wilshire NxtGen Emerging Markets Equity ETF will change it's name to Rayliant NxtGen Multifactor Emerging Markets Equity ETF and Rayliant Wilshire NxtGen US Large Cap Equity ETF will change it's name to Rayliant NxtGen Multifactor US Equity ETF.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of the date the financial statements were issued.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
MARCH 31, 2026
(UNAUDITED)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Rayliant ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-866-898-1688

Investment Adviser:

Rayliant Asset Management

5140 Birch Street, Suite 300

Newport Beach, California 92660

Investment Sub-Adviser:

SMDAM

Toranomon Hills Business Tower 26F

17-1, Toranomon 1-chome, Minato-ku, Tokyo

Japan, 105-6426

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RAY-SA-001-0600

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)              There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)          A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)              Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 2, 2026